Stockholders' equity (Tables)	12 Months Ended
Dec. 31, 2020
SHAREHOLDERS' EQUITY
Share capital
WISeKey International Holding Ltd	As at December 31, 2020		As at December 31, 2019
Share Capital	Class A Shares	Class B Shares	Class A Shares	Class B Shares
Par value per share (in CHF)	0.01	0.05	0.01	0.05
Share capital (in USD)	400,186	2,490,403	400,186	1,475,000

Per Articles of association and Swiss capital categories
Authorized Capital - Total number of authorized shares	-	7,808,906	-	8,881,829
Conditional Share Capital - Total number of conditional shares	-	7,804,030	-	11,840,090
Total number of fully paid-in shares	40,021,988	47,622,689	40,021,988	28,824,086

Per US GAAP
Total number of authorized shares	40,021,988	63,234,625	40,021,988	41,066,298
Total number of fully paid-in issued shares	40,021,988	47,622,689	40,021,988	28,824,086
Total number of fully paid-in outstanding shares	40,021,988	42,839,554	40,021,988	27,621,895
Par value per share (in CHF)	0.01	0.05	0.01	0.05
Share capital (in USD)	400,186	2,490,403	400,186	1,475,000
Total share capital (in USD)	2,890,589		1,875,186

Treasury Share Capital
Total number of fully paid-in shares held as treasury shares	-	4,783,135	-	1,202,191
Treasury share capital (in USD)	-	505,154	-	1,288,591
Total treasury share capital (in USD)	-	505,154	-	1,288,591
Note: unregistered conversion of conditional capital NOT deducted from total number of conditional shares, i.e. as if the issue had not taken place.